UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from Operating Activities:
Net income (loss)	$ 2,373,957	$ (784,053)	$ (5,994,501)	$ 24,194,750
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Interest earned on cash or investments held in Trust Account	(250,812)		(267,481)	(4,937,551)
Change in fair value of note convertible		(417,419)
Change in fair value of derivative warrant liabilities	(3,191,842)	923,558	4,693,000	(21,359,166)
Change in fair value of equity forward liability	7,000		325,000
Changes in operating assets and liabilities:
Prepaid expenses	(208,249)	(58,250)	13,938	46,895
Other receivable				3,508
Accounts payable	(50,231)	(19,114)	57,714	19,114
Accrued expenses	925,486	90,700	521,700	289,289
Income taxes payable	(10,336)		(1,138,504)	1,195,769
Net cash used in operating activities	(405,027)	(264,578)	(1,789,134)	(547,392)
Investing Activities
Cash deposits into Trust Account		(500,903)
Deposit of cash into trust account			(1,374,491)
Cash distributed from Trust Account			63,919,253	670,774,520
Net cash used in investing activities		(500,903)	62,544,762	670,774,520
Financing Activities
Redemptions of Class A common stock			(63,919,253)	(669,914,136)
Cash from Working capital loan	500,000		400,000
Proceeds from Extension note		500,903	1,374,491	333,935
Net cash provided by financing activities	500,000	500,903	(62,144,762)	(669,580,201)
Net change in cash	94,973	(264,578)	(1,389,134)	646,927
Cash-beginning of the period	8,162	1,397,296	1,397,296	750,369
Cash-end of the period	$ 103,135	$ 1,132,718	8,162	$ 1,397,296
Supplemental Cash Flow Information
Cash paid for income taxes			1,190,035
Supplemental Disclosure of Non-cash Financing and Investing Activities:
Excise tax liability accrued for common stock redemptions			$ 639,193